UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2010

Item 1. Schedule of Investments.
Jordan Opportunity Fund
SCHEDULE OF INVESTMENTS at March 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 81.9%

	Beverages - 3.1%
61,700	The Coca-Cola Co.	$3,393,500

	Biotechnology - 2.4%
42,290	Celgene Corp. (a)	2,620,289

	Chemicals - 3.2%
56,820	Mosaic Co.	3,452,951

	Computers & Peripherals - 1.0%
73,820	Dell, Inc. (a)	1,108,038

	Diversified Telecommunication Services - 2.1%
73,380	Verizon Communications, Inc.	2,276,248

	Energy Equipment & Services - 10.6%
52,060	Baker Hughes, Inc.	2,438,490
52,060	Ensco PLC - ADR	2,331,247
58,301	Halliburton Co.	1,756,609
52,850	Schlumberger Ltd.	3,353,861
99,280	Weatherford International Ltd. (a)	1,574,581
		11,454,788
	Food & Staples Retailing - 3.1%
59,840	Wal-Mart Stores, Inc.	3,327,104

	Food Products - 7.4%
23,260	Bunge Ltd.	1,433,514
16,730	General Mills, Inc.	1,184,317
24,030	HJ Heinz Co.	1,096,008
65,220	Kellogg Co.	3,484,704
64,810	Zhongpin, Inc. (a)	823,087
		8,021,630
	Health Care Equipment & Supplies - 2.0%
27,470	Becton, Dickinson & Co.	2,162,713

	Health Care Providers & Services - 4.1%
28,750	Laboratory Corp. of America Holdings (a)	2,176,662
33,780	McKesson Corp.	2,220,022
		4,396,684
	Internet Software & Services - 6.4%
2,993	Google, Inc. (a)	1,697,061
57,680	NetEase.com, Inc. - ADR (a)	2,045,910
28,750	OpenTable, Inc. (a)	1,096,237
37,110	Sohu.com, Inc. (a)	2,026,206
		6,865,414
	Life Sciences Tools & Services - 2.1%
43,620	Thermo Fisher Scientific, Inc. (a)	2,243,813

	Machinery & Equipment - 4.0%
43,000	Deere & Co.	2,556,780
61,355	Duoyuan Global Water, Inc. - ADR (a)	1,703,828
		4,260,608
	Media - 9.7%
229,210	News Corp.	3,302,916
103,240	Viacom, Inc. (a)	3,549,391
103,950	Walt Disney Co.	3,628,895
		10,481,202
	Metals & Mining - 7.1%
32,370	Agnico-Eagle Mines Ltd.	1,802,038
40,760	Barrick Gold Corp.	1,562,738
46,530	Goldcorp, Inc.	1,731,847
56,600	Steel Dynamics, Inc.	988,802
165,960	Yamana Gold, Inc.	1,634,706
		7,720,131
	Multiline Retail - 5.4%
58,320	Dollar Tree, Inc. (a)	3,453,710
66,570	Family Dollar Stores, Inc.	2,437,128
		5,890,838
	Oil, Gas & Consumable Fuels - 3.1%
49,380	Exxon Mobil Corp.	3,307,472

	Pharmaceuticals - 2.8%
40,280	Abbott Laboratories	2,121,950
103,700	VIVUS, Inc. (a)	904,264
		3,026,214
	Software - 2.3%
113,010	Nuance Communications, Inc. (a)	1,880,487
90,200	Shanda Games Ltd. - ADR (a)	649,440
		2,529,927
	TOTAL COMMON STOCKS
	(Cost $83,166,823)	88,539,564

	INVESTMENT COMPANY - 4.1%
129,520	iPath® Dow Jones-UBS Grains Subindex Total ReturnSM - ETN	4,406,271

	TOTAL INVESTMENT COMPANY
	(Cost $4,850,429)	4,406,271

Contracts (100 shares per contract)
	PUT OPTIONS PURCHASED - 0.3%

	Investment Companies - 0.3%
3,267	iShares Russell 2000 Index Fund - ETF
	Expiration: April, 2010, Exercise Price: $66.00	176,418
1,960	SPDR® S&P 500® - ETF
	Expiration: April, 2010, Exercise Price: $116.00	182,280
		358,698
	TOTAL PUT OPTIONS PURCHASED
	(Cost $415,902)	358,698

	SHORT-TERM INVESTMENT - 12.0%

	Money Market Fund - 12.0%
13,002,273	AIM Short-Term Treasury Portfolio - Institutional Class, 0.025% (b)	13,002,273

	TOTAL SHORT-TERM INVESTMENT
	(Cost $13,002,273)	13,002,273
	TOTAL INVESTMENTS IN SECURITIES - 98.3%
	(Cost $101,435,427)	106,306,806
	Other Assets in Excess of Liabilities - 1.7%	1,803,171
	TOTAL NET ASSETS - 100.0%	$108,109,977

(a)	Non-income producing security.
ADR	American Depository Receipt
ETN	Exchang-Traded Note
ETF	Exchange-Traded Fund
(b)	7-Day Yield

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows:

Cost of investments		$102,089,980
Gross unrealized appreciation		6,560,770
Gross unrealized depreciation		(2,343,944)
Net unrealized appreciation		$4,216,826

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at March 31, 2010 (Unaudited)

The Jordan Opportunity Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
• Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3— Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stocks^	$88,539,564	$-	$-	$88,539,564
Investment Company	4,406,271	-	-	4,406,271
Options^	358,698	-	-	358,698
Short-Term Investment	13,002,273	-	-	13,002,273
Total Investments in Securities	$106,306,806	$-	$-	$106,306,806

^ See Schedule of Investments for industry breakout.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)         /s/ Robert M Slotky
   Robert M. Slotky, President

Date   May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Robert M. Slotky
Robert M. Slotky, President

Date   May 27, 2010

By (Signature and Title)*        /s/ Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date   May 27, 2010

* Print the name and title of each signing officer under his or her signature.